Shareholders' equity and share-based payments - Variation of the number of shares composing the share capital (Details)	12 Months Ended
	Dec. 31, 2018 EquityInstruments shares	Dec. 31, 2017 EquityInstruments shares	Dec. 31, 2016 EquityInstruments shares	Dec. 31, 2015 shares
Variation of the number of shares composing the share capital
Treasury shares	32,473,281	8,376,756	10,587,822	113,967,758
Common shares issued
Variation of the number of shares composing the share capital
Common shares issued as of the beginning of the period	2,528,989,616	2,430,365,862	2,440,057,883
Capital increase reserved for employees	9,354,889	9,532,190
Capital increase as payment of the scrip dividend	47,229,037	86,442,256	88,401,329
Exercise of TOTAL share subscription options | EquityInstruments	2,096,571	2,649,308	2,237,918
Issuance of shares in consideration for the acquisition of Maersk Olie og Gas A/S	97,522,593
Cancellation of treasury shares	(44,590,699)		(100,331,268)
Common shares issued as of the end of the period	2,640,602,007	2,528,989,616	2,430,365,862